Income taxes - Components of deferred tax assets and liabilities (Details 6) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Inventories	¥ 1,823	¥ 2,528
Property, plant and equipment	2,818	4,200
Accrued bonus	1,917	2,180
Accrued enterprise tax	247	376
Pension and severance plans	3,134	3,244
Operating loss carryforwards for tax purposes	6,057	8,595
Accrued vacation	962	1,171
Accrued expenses	1,330	1,371
Other	2,163	4,685
Gross deferred tax assets	20,451	28,350
Less-Valuation allowance	(6,079)	(9,162)
Net deferred tax assets	14,372	19,188
Deferred tax liabilities:
Basis difference of acquired assets	(954)	(1,343)
Undistributed earnings not permanently reinvested	(12,540)	(13,165)
Marketable securities	(247)	(2,026)
Intangible assets	(13,383)	(14,103)
Other	(3,678)	(7,398)
Total deferred tax liabilities	(30,802)	(38,035)
Net deferred tax liabilities	(16,430)	¥ (18,847)
Operating loss carryforwards	19,571
Operating loss carryforwards with no expiration date	¥ 4,412